Consolidated Statements of Loss and Comprehensive Loss - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Petroleum and natural gas sales	$ 975,477	$ 1,805,919
Royalties	(163,735)	(320,241)
Revenue, net of royalties	811,742	1,485,678
Expenses
Operating	331,345	397,716
Transportation	28,437	43,942
Blending and other	48,381	68,795
General and administrative	34,268	45,469
Exploration and evaluation	14,011	11,764
Depletion and depreciation	486,380	731,686
Impairments	2,360,220	187,822
Financing and interest	125,441	125,865
Financial derivatives (gain) loss	(29,336)	7,197
Foreign exchange loss (gain)	8,688	(61,787)
Gain on dispositions	(901)	(2,238)
Other income	(5,304)	(7,526)
Total expenses	3,411,099	1,564,599
Net loss before income taxes	(2,599,357)	(78,921)
Income tax (recovery) expense
Current income tax expense	574	2,093
Deferred income tax (recovery) expense	(160,967)	(68,555)
Income tax recovery	(160,393)	(66,462)
Net loss	(2,438,964)	(12,459)
Other comprehensive income [abstract]
Foreign currency translation adjustment	62,752	(111,650)
Comprehensive loss	$ (2,376,212)	$ (124,109)
Net loss per common share
Basic (in cad per share)	$ (4.35)	$ (0.02)
Diluted (in cad per share)	$ (4.35)	$ (0.02)
Weighted average common shares
Basic (in shares)	560,657	557,048
Diluted (in shares)	560,657	557,048